Income Tax Expense - Additional Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary difference related to investments in subsidiaries not recognized as deferred tax assets	₩ 22,504	₩ 23,087
Effective tax rate	20.00%	22.00%	24.00%
Current tax expense (income), related to Pillar Two income taxes	₩ 457